COMMITMENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 12 - COMMITMENTS

We are on a month to month tenancy in our office space in Sterling, Virginia, as our two-year operating lease expired on March 31, 2011. The office lease agreement had certain escalation clauses and renewal options. We currently have no future minimum rental payments under operating leases.

NOTE 7 - COMMITMENTS

We lease office space in Sterling, Virginia under a two-year operating lease that expired on March 31, 2011. We are currently leasing our space on a month-to-month basis but anticipate formally renewing the lease for another year. The office lease agreement has certain escalation clauses and renewal options. Additionally, we have lease agreements for computer equipment and an office copier/fax machine. We have no future minimum rental payments required.

Rent expense was $75,177 and $76,397 for the years ended September 30, 2012 and 2011.